Transactions with Affiliates of Fortress or AIG (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 31, 2015	Oct. 03, 2014	Aug. 01, 2014	Mar. 06, 2014
Transactions with Affiliates of Fortress or AIG
Mortgage servicing rights sale, purchase price							$ 39
Reserves for reinsurance agreements		$ 346	$ 58
Insurance coverage premium expense			1	$ 1
AIGFP | Cross currency interest rate derivative
Transactions with Affiliates of Fortress or AIG
Loss recorded in other revenues - other on termination	$ 2
Notional amount of terminated instruments	417
Corporate Joint Venture
Transactions with Affiliates of Fortress or AIG
Ownership percentage		47.00%				47.00%
Nationstar | Owners
Transactions with Affiliates of Fortress or AIG
Subservicing fees		$ 2	5	9
SFI | AIGFP
Transactions with Affiliates of Fortress or AIG
Amount of cash collateral returned	$ 40
SCA | NRZ
Transactions with Affiliates of Fortress or AIG
Ownership percentage		30.00%
Logan Circle Partners L P | Affiliated Entity
Transactions with Affiliates of Fortress or AIG
Costs and fees incurred for the investment management services		$ 1	1	$ 1
Merrill Lynch Pierce Fenner and Smith | Affiliated Entity | 2009-1 Trust
Transactions with Affiliates of Fortress or AIG
Ownership percent sold to related party								75.00%
Nationstar | Servicing Agreement | Affiliated Entity
Transactions with Affiliates of Fortress or AIG
Accounts receivable, related parties			1		$ 1
Subsidiaries of AIG | Affiliated Entity | Merit Life Insurance Co.
Transactions with Affiliates of Fortress or AIG
Reserves for reinsurance agreements			$ 44